Supplemental Oil and Gas Reserve Information (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of future net cash flows relating to proved oil and gas
Future oil and gas sales	$ 55,295	$ 51,816
Future production costs	(16,579)	(11,614)
Future development costs	(8,481)	(8,063)
Future income tax expense (2)
Future net cash flows	30,235	32,139
10% annual discount	(10,221)	(8,544)
Standardized measure of discounted future net cash flows	$ 20,014	$ 23,595